Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

Note 11 – Income Taxes

Information as of December 31 and for the year follows:

(Dollars in thousands)

	2012	2011	2010
Provision for Income Taxes
Current federal income tax expense	$1,475	$682	$817
Deferred federal income tax expense/(benefit)	(132)	378	(163)
Income tax expense	$1,343	$1,060	$654

	2012	2011	2010
Reconciliation of Income Tax Provision to Statutory Rate
Income tax computed at statutory federal rate of 34%	$1,906	$1,555	$1,144
Tax exempt interest income	(466)	(437)	(483)
Tax exempt earnings on bank-owned life insurance	(152)	(121)	(122)
Nondeductible interest expense	13	16	25
Other items	42	47	90
Income tax expense	$1,343	$1,060	$654

Effective income tax rate	24%	23%	19%

Components of Deferred Tax Assets and Liabilities	2012	2011
Deferred tax assets:
Allowance for loan losses	$920	$779
Deferred compensation	349	341
Write-downs on other real estate owned	255	339
Alternative minimum tax credit carryforward	—	75
Other	294	327
Total deferred tax assets	1,818	1,861

Deferred tax liabilities:
Depreciation	1,396	1,382
Unrealized gains on securities available for sale	1,138	1,157
Purchase accounting adjustments from merger	602	743
Loan servicing rights	161	108
Stock dividends received from Federal Home Loan Bank	83	83
Post-retirement benefits obligation	75	87
Other	112	103
Total deferred tax liabilities	3,567	3,663
Net deferred tax liabilities	$(1,749)	$(1,802)

ChoiceOne had a deferred tax asset of $45,000 as of December 31, 2012 and December 31, 2011 that resulted from capital losses incurred on the sales of equity securities in 2009 and 2010. A capital loss of $72,000 was carried back to 2007 during 2011 which utilized $24,000 of the deferred tax asset. A valuation allowance of $45,000 had been recorded as of December 31, 2012 and December 31, 2011 due to the uncertainty as to ChoiceOne’s ability to generate capital gains in the future that can offset the capital loss carryforward. ChoiceOne also had a deferred tax asset of $44,000 as of December 31, 2012 and December 31, 2011 that was related to unexercised stock options. A valuation allowance for the entire balance had been recorded due to the fact that the exercise price of most of the options was higher than the market price of ChoiceOne’s stock as of the end of 2012 and the exercise price of all of the options was higher than the market price of ChoiceOne’s stock as of the end of 2011. The valuation allowances totaling $89,000 as of December 31, 2012 and December 31, 2011 have been netted against the total deferred tax assets listed above.